Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
As of December 31, 2023 and 2022, cash and cash equivalents were as follows:

	2023		2022
Cash on hand and in banks (1)	Ps.	45,728,321	Ps.	41,316,304
Highly liquid investments (2)	23,019,055		23,098,207
Total of cash and cash equivalents	Ps.	68,747,376	Ps.	64,414,511
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.